UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21787

Name of Fund:	Enhanced S&P 500® Covered Call Fund Inc. (BEO)

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Enhanced S&P 500® Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

Enhanced S&P 500®
Covered Call Fund Inc.

Semi-Annual Report

(Unaudited)
June 30, 2008

Enhanced S&P 500® Covered Call Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate Governance Committee
Laura S. Unger, Director
Mitchell M. Cox, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Donald C. Burke, Vice President and Assistant Treasurer
Martin G. Byrne, Chief Legal Officer
Michael J. Fuccile, Chief Compliance Officer
Justin C. Ferri, Vice President
Michael M. Higuchi, Vice President

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

S&P 500 and Standard & Poor’s 500 are registered trademarks of the McGraw-Hill Companies.

2	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Fund Summary as of June 30, 2008 (Unaudited)

Fund Information

Symbol on New York Stock Exchange	BEO
Initial Offering Date	September 30, 2005
Yield on Closing Market Price as of June 30, 2008 ($15.55)*	14.15%
Current Semi-Annual Distribution per share of Common Stock**	$1.10
Current Annualized Distribution per share of Common Stock**	$2.20

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/08 (a)	12/31/07	Change†	High	Low

Market Price	$15.55	$17.15	(9.33%)	$18.33	$14.20
Net Asset Value	$14.87	$17.86	(16.74%)	$17.87	$14.83

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of (10.58%) based on net asset value per share and (2.62%) based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the CBOE S&P 500® BuyWrite IndexSM, had a total investment return of (5.89%). The reference index has no expenses associated with performance.

†	Does not include reinvestment of dividends.

Portfolio Information as of June 30, 2008

Ten Largest Equity Holdings	Percent of Net Assets

Exxon Mobil Corp.	3.4%
General Electric Co.	2.0
Microsoft Corp.	1.6
Chevron Corp.	1.5
AT&T Inc.	1.5
The Procter & Gamble Co.	1.4
Johnson & Johnson	1.3
International Business Machines Corp.	1.2
Apple, Inc.	1.1
ConocoPhillips	1.1

Five Largest Industries	Percent of Net Assets

Oil, Gas & Consumable Fuels	10.4%
Pharmaceuticals	5.1
Computers & Peripherals	3.9
Energy Equipment & Services	3.0
Software	2.9

Sector Representation	Percent of Long-Term Investments

Information Technology	16.5%
Energy	16.2
Financials	14.2
Health Care	11.9
Industrials	11.1
Consumer Staples	10.8
Consumer Discretionary	8.1
Utilities	4.0
Materials	3.9
Telecommunication Services	3.3

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	3

Schedule of Investments June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 2.2%
	Boeing Co.	7,531	$494,937
	General Dynamics Corp.	3,994	336,295
	Goodrich Corp.	1,251	59,372
	Honeywell International, Inc.	7,432	373,681
	L-3 Communications Holdings, Inc.	1,229	111,679
	Lockheed Martin Corp.	3,385	333,964
	Northrop Grumman Corp.	3,428	229,333
	Precision Castparts Corp.	1,396	134,533
	Raytheon Co.	4,239	238,571
	Rockwell Collins, Inc.	1,611	77,264
	United Technologies Corp.	9,754	601,822

			2,991,451

	Air Freight & Logistics — 0.8%
	C.H. Robinson Worldwide, Inc.	1,714	93,996
	Expeditors International Washington, Inc.	2,138	91,934
	FedEx Corp.	3,108	244,879
	United Parcel Service, Inc. Class B	10,231	628,900

			1,059,709

	Airlines — 0.1%
	Southwest Airlines Co.	7,334	95,635

	Auto Components — 0.2%
	The Goodyear Tire & Rubber Co. (a)	2,411	42,988
	Johnson Controls, Inc.	5,947	170,560

			213,548

	Automobiles — 0.2%
	Ford Motor Co. (a)	22,470	108,081
	General Motors Corp.	5,674	65,251
	Harley-Davidson, Inc.	2,371	85,972

			259,304

	Beverages — 2.0%
	Anheuser-Busch Cos., Inc.	7,147	443,972
	Brown-Forman Corp. Class B	844	63,781
	The Coca-Cola Co.	20,021	1,040,692
	Coca-Cola Enterprises, Inc.	2,883	49,876
	Constellation Brands, Inc. Class A (a)	1,958	38,886
	Molson Coors Brewing Co. Class B	1,403	76,225
	Pepsi Bottling Group, Inc.	1,357	37,887
	PepsiCo, Inc.	15,896	1,010,827

			2,762,146

	Biotechnology — 1.2%
	Amgen, Inc. (a)	10,911	514,563
	Biogen Idec, Inc. (a)	2,937	164,149
	Celgene Corp. (a)	4,368	278,984
	Genzyme Corp. (a)	2,677	192,798
	Gilead Sciences, Inc. (a)	9,245	489,523

			1,640,017

	Building Products — 0.0%
	Masco Corp.	3,625	57,021

	Capital Markets — 2.3%
	American Capital Strategies Ltd.	2,033	48,324
	Ameriprise Financial, Inc.	2,226	90,531
	The Bank of New York Mellon Corp.	11,464	433,683
	The Charles Schwab Corp.	9,307	191,166
	E*Trade Financial Corp. (a)	4,741	14,887
	Federated Investors, Inc. Class B	865	29,773
	Franklin Resources, Inc.	1,564	143,341
	The Goldman Sachs Group, Inc.	3,951	691,030
	Janus Capital Group, Inc.	1,468	38,858

Industry	Common Stocks	Shares Held	Value

Capital Markets (concluded)
	Legg Mason, Inc.	1,414	$61,608
	Lehman Brothers Holdings, Inc.	6,982	138,313
	Merrill Lynch & Co., Inc. (b)	9,875	313,136
	Morgan Stanley	11,096	400,233
	Northern Trust Corp.	1,920	131,654
	State Street Corp.	4,276	273,621
	T. Rowe Price Group, Inc.	2,603	146,991

			3,147,149

Chemicals — 1.7%
	Air Products & Chemicals, Inc.	2,111	208,693
	Ashland, Inc.	560	26,992
	The Dow Chemical Co.	9,325	325,536
	E.I. du Pont de Nemours & Co.	9,027	387,168
	Eastman Chemical Co.	764	52,609
	Ecolab, Inc.	1,755	75,447
	Hercules, Inc.	1,135	19,216
	International Flavors & Fragrances, Inc.	810	31,639
	Monsanto Co.	5,500	695,420
	PPG Industries, Inc.	1,645	94,374
	Praxair, Inc.	3,138	295,725
	Rohm & Haas Co.	1,254	58,236
	Sigma-Aldrich Corp.	1,292	69,587

			2,340,642

Commercial Banks — 1.8%
	BB&T Corp.	5,481	124,802
	Comerica, Inc.	1,505	38,573
	Fifth Third Bancorp	5,760	58,637
	First Horizon National Corp.	1,872	13,909
	Huntington Bancshares, Inc.	3,670	21,176
	KeyCorp	4,866	53,429
	M&T Bank Corp.	770	54,316
	Marshall & Ilsley Corp.	2,598	39,827
	National City Corp.	7,620	36,347
	The PNC Financial Services Group, Inc.	3,466	197,909
	Regions Financial Corp.	6,964	75,977
	SunTrust Banks, Inc.	3,528	127,784
	U.S. Bancorp	17,444	486,513
	Wachovia Corp.	21,425	332,730
	Wells Fargo & Co.	33,100	786,125
	Zions Bancorporation	1,078	33,946

			2,482,000

Commercial Services & Supplies — 0.4%
	Allied Waste Industries, Inc. (a)	3,381	42,668
	Avery Dennison Corp.	1,065	46,785
	Cintas Corp.	1,306	34,622
	Equifax, Inc.	1,297	43,605
	Monster Worldwide, Inc. (a)	1,246	25,680
	Pitney Bowes, Inc.	2,080	70,928
	R.R. Donnelley & Sons Co.	2,128	63,180
	Robert Half International, Inc.	1,588	38,064
	Waste Management, Inc.	4,918	185,458

			550,990

Communications Equipment — 2.1%
	Ciena Corp. (a)	904	20,946
	Cisco Systems, Inc. (a)	59,203	1,377,062
	Corning, Inc.	15,784	363,821
	JDS Uniphase Corp. (a)	2,303	26,162

4	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Communications Equipment (concluded)
	Juniper Networks, Inc. (a)	5,261	$116,689
	Motorola, Inc.	22,602	165,899
	QUALCOMM, Inc.	16,223	719,815
	Tellabs, Inc. (a)	3,983	18,521

			2,808,915

	Computers & Peripherals — 3.9%
	Apple, Inc. (a)	8,836	1,479,500
	Dell, Inc. (a)	20,254	443,158
	EMC Corp. (a)	20,718	304,347
	Hewlett-Packard Co.	24,717	1,092,739
	International Business Machines Corp.	13,765	1,631,565
	Lexmark International, Inc. Class A (a)	950	31,759
	NetApp, Inc. (a)	3,443	74,575
	QLogic Corp. (a)	1,329	19,390
	SanDisk Corp. (a)	2,252	42,112
	Sun Microsystems, Inc. (a)	7,835	85,245
	Teradata Corp. (a)	1,798	41,606

			5,245,996

	Construction & Engineering — 0.2%
	Fluor Corp.	886	164,867
	Jacobs Engineering Group, Inc. (a)	1,221	98,535

			263,402

	Construction Materials — 0.0%
	Vulcan Materials Co.	1,097	65,579

	Consumer Finance — 0.5%
	American Express Co.	11,610	437,349
	Capital One Financial Corp.	3,760	142,918
	Discover Financial Services, Inc.	4,804	63,269
	SLM Corp. (a)	4,679	90,539

			734,075

	Containers & Packaging — 0.1%
	Ball Corp.	976	46,594
	Bemis Co.	999	22,398
	Pactiv Corp. (a)	1,311	27,833
	Sealed Air Corp.	1,605	30,511

			127,336

	Distributors — 0.0%
	Genuine Parts Co.	1,642	65,155

	Diversified Consumer Services — 0.1%
	Apollo Group, Inc. Class A (a)	1,383	61,212
	H&R Block, Inc.	3,261	69,785

			130,997

	Diversified Financial Services — 2.8%
	Bank of America Corp.	44,627	1,065,246
	CIT Group, Inc.	2,832	19,286
	CME Group, Inc.	546	209,222
	Citigroup, Inc.	54,563	914,476
	IntercontinentalExchange, Inc. (a)	707	80,598
	JPMorgan Chase & Co.	34,607	1,187,366
	Leucadia National Corp.	1,773	83,225
	Moody’s Corp.	2,036	70,120
	NYSE Euronext	2,656	134,553

			3,764,092

Industry	Common Stocks	Shares Held	Value

	Diversified Telecommunication Services — 2.4%
	AT&T Inc.	59,542	$2,005,970
	CenturyTel, Inc.	1,057	37,619
	Citizens Communications Co.	3,250	36,855
	Embarq Corp.	1,479	69,912
	Qwest Communications International Inc.	15,249	59,929
	Verizon Communications, Inc.	28,570	1,011,378
	Windstream Corp.	4,483	55,320

			3,276,983

	Electric Utilities — 1.9%
	Allegheny Energy, Inc.	1,684	84,385
	American Electric Power Co., Inc.	4,025	161,926
	Duke Energy Corp.	12,674	220,274
	Edison International	3,265	167,756
	Entergy Corp.	1,919	231,201
	Exelon Corp.	6,575	591,487
	FPL Group, Inc.	4,090	268,222
	FirstEnergy Corp.	3,055	251,518
	PPL Corp.	3,739	195,438
	Pepco Holdings, Inc.	2,018	51,762
	Pinnacle West Capital Corp.	1,005	30,924
	Progress Energy, Inc.	2,619	109,553
	The Southern Co.	7,689	268,500

			2,632,946

	Electrical Equipment — 0.4%
	Cooper Industries Ltd. Class A	1,744	68,888
	Emerson Electric Co.	7,825	386,946
	Rockwell Automation, Inc.	1,471	64,327

			520,161

	Electronic Equipment & Instruments — 0.3%
	Agilent Technologies, Inc. (a)	3,609	128,264
	Jabil Circuit, Inc.	2,096	34,395
	Molex, Inc.	1,395	34,052
	Tyco Electronics Ltd.	4,791	171,614

			368,325

	Energy Equipment & Services — 3.0%
	BJ Services Co.	2,945	94,063
	Baker Hughes, Inc.	3,087	269,619
	Cameron International Corp. (a)	2,171	120,165
	ENSCO International, Inc.	1,447	116,831
	Halliburton Co.	8,743	463,991
	Nabors Industries Ltd. (a)	2,821	138,878
	National Oilwell Varco, Inc. (a)	4,161	369,164
	Noble Corp.	2,694	175,002
	Rowan Cos., Inc.	1,129	52,781
	Schlumberger Ltd.	11,957	1,284,540
	Smith International, Inc.	2,013	167,361
	Transocean, Inc.	3,196	487,038
	Weatherford International Ltd. (a)	6,811	337,757

			4,077,190

	Food & Staples Retailing — 2.3%
	CVS Caremark Corp.	14,326	566,880
	Costco Wholesale Corp.	4,342	304,548
	The Kroger Co.	6,631	191,437
	SUPERVALU, Inc.	2,128	65,734
	SYSCO Corp.	6,020	165,610
	Safeway, Inc.	4,390	125,334
	Wal-Mart Stores, Inc.	23,320	1,310,584

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	5

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Food & Staples Retailing (concluded)
	Walgreen Co.	9,927	$322,727
	Whole Foods Market, Inc.	1,405	33,284

			3,086,138

	Food Products — 1.3%
	Archer-Daniels-Midland Co.	6,454	217,822
	Campbell Soup Co.	2,160	72,274
	ConAgra Foods, Inc.	4,887	94,221
	Dean Foods Co. (a)	1,523	29,881
	General Mills, Inc.	3,358	204,066
	H.J. Heinz Co.	3,158	151,110
	The Hershey Co.	1,682	55,136
	Kellogg Co.	2,544	122,163
	Kraft Foods, Inc.	15,194	432,269
	McCormick & Co., Inc.	1,285	45,823
	Sara Lee Corp.	7,079	86,718
	Tyson Foods, Inc. Class A	2,738	40,906
	Wm. Wrigley Jr. Co.	2,152	167,383

			1,719,772

	Gas Utilities — 0.1%
	Nicor, Inc.	448	19,080
	Questar Corp.	1,737	123,396

			142,476

	Health Care Equipment & Supplies — 1.7%
	Baxter International, Inc.	6,288	402,055
	Becton Dickinson & Co.	2,446	198,860
	Boston Scientific Corp. (a)	13,496	165,866
	C.R. Bard, Inc.	995	87,510
	Covidien Ltd.	5,007	239,785
	Hospira, Inc. (a)	1,594	63,935
	Intuitive Surgical, Inc. (a)	386	103,988
	Medtronic, Inc.	11,255	582,446
	St. Jude Medical, Inc. (a)	3,396	138,828
	Stryker Corp.	2,394	150,535
	Varian Medical Systems, Inc. (a)	1,257	65,175
	Zimmer Holdings, Inc. (a)	2,320	157,876

			2,356,859

	Health Care Providers & Services — 1.5%
	Aetna, Inc.	4,859	196,935
	AmerisourceBergen Corp.	1,614	64,544
	Cardinal Health, Inc.	3,577	184,502
	Cigna Corp.	2,814	99,587
	Coventry Health Care, Inc. (a)	1,520	46,238
	Express Scripts, Inc. (a)	2,517	157,866
	Humana, Inc. (a)	1,696	67,450
	Laboratory Corp. of America Holdings (a)	1,115	77,637
	McKesson Corp.	2,779	155,374
	Medco Health Solutions, Inc. (a)	5,078	239,682
	Patterson Cos., Inc. (a)	1,294	38,031
	Quest Diagnostics, Inc.	1,582	76,680
	Tenet Healthcare Corp. (a)	4,802	26,699
	UnitedHealth Group, Inc.	12,314	323,243
	WellPoint, Inc. (a)	5,273	251,311

			2,005,779

	Health Care Technology — 0.0%
	IMS Health, Inc.	1,817	42,336

Industry	Common Stocks	Shares Held	Value

Hotels, Restaurants & Leisure — 1.0%
	Carnival Corp.	4,377	$144,266
	Darden Restaurants, Inc.	1,404	44,844
	International Game Technology	3,103	77,513
	Marriott International, Inc. Class A	3,010	78,982
	McDonald’s Corp.	11,360	638,659
	Starbucks Corp. (a)	7,296	114,839
	Starwood Hotels & Resorts Worldwide, Inc.	1,871	74,971
	Wendy’s International, Inc.	874	23,790
	Wyndham Worldwide Corp.	1,773	31,754
	Yum! Brands, Inc.	4,748	166,607

			1,396,225

Household Durables — 0.3%
	Black & Decker Corp.	609	35,024
	Centex Corp.	1,238	16,552
	D.R. Horton, Inc.	2,754	29,881
	Fortune Brands, Inc.	1,541	96,174
	Harman International Industries, Inc.	583	24,130
	KB Home	770	13,036
	Leggett & Platt, Inc.	1,667	27,956
	Lennar Corp. Class A	1,402	17,301
	Newell Rubbermaid, Inc.	2,775	46,592
	Pulte Homes, Inc.	2,138	20,589
	Snap-On, Inc.	577	30,010
	The Stanley Works.	783	35,102
	Whirlpool Corp.	756	46,668

			439,015

Household Products — 1.9%
	Clorox Co.	1,381	72,088
	Colgate-Palmolive Co.	5,089	351,650
	Kimberly-Clark Corp.	4,194	250,717
	The Procter & Gamble Co.	30,598	1,860,664

			2,535,119

IT Services — 0.8%
	Affiliated Computer Services, Inc. Class A (a)	966	51,671
	Automatic Data Processing, Inc.	5,196	217,712
	Cognizant Technology Solutions Corp. (a)	2,895	94,116
	Computer Sciences Corp. (a)	1,512	70,822
	Convergys Corp. (a)	1,238	18,397
	Electronic Data Systems Corp.	5,039	124,161
	Fidelity National Information Services, Inc.	1,721	63,522
	Fiserv, Inc. (a)	1,644	74,588
	Paychex, Inc.	3,214	100,534
	Total System Services, Inc.	1,989	44,196
	Unisys Corp. (a)	3,570	14,102
	The Western Union Co.	7,416	183,324

			1,057,145

Independent Power Producers & Energy Traders — 0.2%
	The AES Corp. (a)	6,733	129,341
	Constellation Energy Group, Inc.	1,788	146,795
	Dynegy, Inc. Class A (a)	4,980	42,579

			318,715

6	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Industrial Conglomerates — 2.6%
	3M Co.	7,059	$491,236
	General Electric Co.	99,890	2,666,064
	Textron, Inc.	2,498	119,729
	Tyco International Ltd.	4,833	193,513

			3,470,542

	Insurance — 2.9%
	ACE Ltd.	3,336	183,780
	AON Corp.	2,994	137,544
	Aflac, Inc.	4,764	299,179
	The Allstate Corp.	5,520	251,657
	American International Group, Inc.	26,947	713,018
	Assurant, Inc.	957	63,124
	Chubb Corp.	3,663	179,524
	Cincinnati Financial Corp.	1,635	41,529
	Genworth Financial, Inc. Class A	4,338	77,260
	Hartford Financial Services Group, Inc.	3,154	203,654
	Lincoln National Corp.	2,599	117,787
	Loews Corp.	3,629	170,200
	MBIA, Inc.	2,127	9,338
	Marsh & McLennan Cos., Inc.	5,127	136,122
	MetLife, Inc.	7,119	375,670
	Principal Financial Group, Inc.	2,595	108,912
	The Progressive Corp.	6,790	127,109
	Prudential Financial, Inc.	4,370	261,064
	Safeco Corp.	898	60,310
	Torchmark Corp.	900	52,785
	The Travelers Cos., Inc.	6,060	263,004
	UnumProvident Corp.	3,470	70,962
	XL Capital Ltd. Class A	1,794	36,885

			3,940,417

	Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	3,098	227,176
	Expedia, Inc. (a)	2,094	38,488
	IAC/InterActiveCorp (a)	1,816	35,012

			300,676

	Internet Software & Services — 1.4%
	Akamai Technologies, Inc. (a)	1,686	58,656
	eBay, Inc. (a)	11,079	302,789
	Google, Inc. Class A (a)	2,329	1,226,032
	VeriSign, Inc. (a)	1,947	73,597
	Yahoo! Inc. (a)	13,789	284,881

			1,945,955

	Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	2,889	41,688
	Hasbro, Inc.	1,389	49,615
	Mattel, Inc.	3,627	62,094

			153,397

	Life Sciences Tools & Services — 0.3%
	Applera Corp. — Applied Biosystems Group (a)	1,690	56,581
	Millipore Corp. (a)	550	37,323
	PerkinElmer, Inc.	1,187	33,058
	Thermo Fisher Scientific, Inc. (a)	4,187	233,341
	Waters Corp. (a)	1,003	64,694

			424,997

	Machinery — 1.6%
	Caterpillar, Inc.	6,161	454,805
	Cummins, Inc.	2,036	133,399

Industry	Common Stocks	Shares Held	Value

Machinery (concluded)
	Danaher Corp.	2,553	$197,347
	Deere & Co.	4,319	311,529
	Dover Corp.	1,898	91,806
	Eaton Corp.	1,650	140,201
	ITT Corp.	1,821	115,324
	Illinois Tool Works, Inc.	3,982	189,185
	Ingersoll-Rand Co. Class A	3,185	119,215
	Manitowoc Co.	1,299	42,256
	PACCAR, Inc.	3,660	153,098
	Pall Corp.	1,201	47,656
	Parker Hannifin Corp.	1,685	120,174
	Terex Corp. (a)	1,005	51,627

			2,167,622

Media — 2.4%
	CBS Corp. Class B	6,825	133,019
	Clear Channel Communications, Inc.	4,990	175,648
	Comcast Corp. Class A	29,675	562,935
	The DIRECTV Group, Inc. (a)	7,120	184,479
	The E.W. Scripps Co. Class A	900	37,386
	Gannett Co., Inc.	2,292	49,668
	Interpublic Group of Cos., Inc. (a)	4,730	40,678
	The McGraw-Hill Cos., Inc.	3,220	129,186
	Meredith Corp.	371	10,496
	The New York Times Co. Class A	1,438	22,131
	News Corp. Class A	23,081	347,138
	Omnicom Group Inc.	3,206	143,885
	Time Warner, Inc.	35,863	530,772
	Viacom, Inc. Class B (a)	6,342	193,685
	Walt Disney Co.	19,094	595,733
	The Washington Post Co. Class B	58	34,040

			3,190,879

Metals & Mining — 1.2%
	AK Steel Holding Corp.	1,123	77,487
	Alcoa, Inc.	8,169	290,980
	Allegheny Technologies, Inc.	1,010	59,873
	Freeport-McMoRan Copper & Gold, Inc. Class B	3,841	450,127
	Newmont Mining Corp.	4,550	237,328
	Nucor Corp.	3,143	234,688
	Titanium Metals Corp.	980	13,710
	United States Steel Corp.	1,180	218,040

			1,582,233

Multi-Utilities — 1.0%
	Ameren Corp.	2,099	88,641
	CMS Energy Corp.	2,258	33,644
	CenterPoint Energy, Inc.	3,290	52,805
	Consolidated Edison, Inc.	2,732	106,794
	DTE Energy Co.	1,632	69,262
	Dominion Resources, Inc.	5,793	275,110
	Integrys Energy Group, Inc.	764	38,834
	NiSource, Inc.	2,748	49,244
	PG&E Corp.	3,581	142,130
	Public Service Enterprise Group, Inc.	5,096	234,059
	Sempra Energy	2,509	141,633
	TECO Energy, Inc.	2,109	45,322
	Xcel Energy, Inc.	4,318	86,662

			1,364,140

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	7

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Multiline Retail — 0.6%
	Big Lots, Inc. (a)	814	$25,429
	Dillard’s, Inc. Class A	573	6,630
	Family Dollar Stores, Inc.	1,400	27,916
	J.C. Penney Co., Inc.	2,225	80,745
	Kohl’s Corp. (a)	3,074	123,083
	Macy’s, Inc.	4,214	81,836
	Nordstrom, Inc.	1,761	53,358
	Sears Holdings Corp. (a)	701	51,636
	Target Corp.	7,802	362,715

			813,348

	Office Electronics — 0.1%
	Xerox Corp.	9,011	122,189

	Oil, Gas & Consumable Fuels — 10.4%
	Anadarko Petroleum Corp.	4,692	351,149
	Apache Corp.	3,343	464,677
	Cabot Oil & Gas Corp. Class A	980	66,375
	Chesapeake Energy Corp.	4,820	317,927
	Chevron Corp.	20,730	2,054,965
	ConocoPhillips	15,459	1,459,175
	Consol Energy, Inc.	1,832	205,862
	Devon Energy Corp.	4,472	537,356
	EOG Resources, Inc.	2,489	326,557
	El Paso Corp.	7,039	153,028
	Exxon Mobil Corp.	52,954	4,666,836
	Hess Corp.	2,816	355,351
	Marathon Oil Corp.	7,091	367,810
	Massey Energy Co.	807	75,656
	Murphy Oil Corp.	1,904	186,687
	Noble Energy, Inc.	1,726	173,567
	Occidental Petroleum Corp.	8,227	739,278
	Peabody Energy Corp.	2,721	239,584
	Range Resources Corp.	1,549	101,521
	Southwestern Energy Co. (a)	3,427	163,159
	Spectra Energy Corp.	6,344	182,327
	Sunoco, Inc.	1,171	47,648
	Tesoro Corp.	1,376	27,204
	Valero Energy Corp.	5,297	218,130
	Williams Cos., Inc.	5,857	236,096
	XTO Energy, Inc.	5,119	350,703

			14,068,628

	Paper & Forest Products — 0.2%
	International Paper Co.	4,286	99,864
	MeadWestvaco Corp.	1,739	41,458
	Weyerhaeuser Co.	2,117	108,263

			249,585

	Personal Products — 0.2%
	Avon Products, Inc.	4,277	154,058
	The Estée Lauder Cos., Inc. Class A	1,146	53,232

			207,290

	Pharmaceuticals — 5.1%
	Abbott Laboratories	15,467	819,287
	Allergan, Inc.	3,082	160,418
	Barr Pharmaceuticals, Inc. (a)	1,079	48,641
	Bristol-Myers Squibb Co.	19,840	407,315
	Eli Lilly & Co.	9,914	457,630
	Forest Laboratories, Inc. (a)	3,054	106,096

Industry	Common Stocks	Shares Held	Value

Pharmaceuticals (concluded)
	Johnson & Johnson	28,245	$1,817,283
	King Pharmaceuticals, Inc. (a)	2,472	25,882
	Merck & Co., Inc.	21,513	810,825
	Mylan, Inc.	3,051	36,826
	Pfizer, Inc.	67,802	1,184,501
	Schering-Plough Corp.	16,250	319,962
	Watson Pharmaceuticals, Inc. (a)	1,047	28,447
	Wyeth	13,363	640,889

			6,864,002

Real Estate Investment Trusts (REITs) — 1.0%
	Apartment Investment & Management Co. Class A	899	30,620
	AvalonBay Communities, Inc.	769	68,564
	Boston Properties, Inc.	1,200	108,264
	Developers Diversified Realty Corp.	1,200	41,652
	Equity Residential	2,711	103,750
	General Growth Properties, Inc.	2,681	93,915
	HCP, Inc.	2,354	74,881
	Host Marriott Corp.	5,236	71,471
	Kimco Realty Corp.	2,543	87,784
	Plum Creek Timber Co., Inc.	1,712	73,120
	ProLogis	2,627	142,777
	Public Storage	1,238	100,018
	Simon Property Group, Inc.	2,253	202,522
	Vornado Realty Trust	1,355	119,240

			1,318,578

Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc. (a)	1,738	33,370

Road & Rail — 0.9%
	Burlington Northern Santa Fe Corp.	2,938	293,477
	CSX Corp.	4,058	254,883
	Norfolk Southern Corp.	3,764	235,890
	Ryder System, Inc.	577	39,744
	Union Pacific Corp.	5,179	391,015

			1,215,009

Semiconductors & Semiconductor Equipment — 2.1%
	Advanced Micro Devices, Inc. (a)	6,079	35,441
	Altera Corp.	3,005	62,203
	Analog Devices, Inc.	2,908	92,387
	Applied Materials, Inc.	13,585	259,338
	Broadcom Corp. Class A (a)	4,483	122,341
	Intel Corp.	57,407	1,233,102
	KLA-Tencor Corp.	1,701	69,248
	LSI Corp. (a)	6,389	39,228
	Linear Technology Corp.	2,224	72,436
	MEMC Electronic Materials, Inc. (a)	2,284	140,557
	Microchip Technology, Inc.	1,854	56,621
	Micron Technology, Inc. (a)	7,625	45,750
	National Semiconductor Corp.	2,163	44,428
	Novellus Systems, Inc. (a)	1,001	21,211
	Nvidia Corp. (a)	5,556	104,008
	Teradyne, Inc. (a)	1,720	19,040
	Texas Instruments, Inc.	13,257	373,317
	Xilinx, Inc.	2,799	70,675

			2,861,331

8	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Software — 2.9%
	Adobe Systems, Inc. (a)	5,330	$209,949
	Autodesk, Inc. (a)	2,244	75,870
	BMC Software, Inc. (a)	1,914	68,904
	CA, Inc.	3,913	90,351
	Citrix Systems, Inc. (a)	1,839	54,085
	Compuware Corp. (a)	2,622	25,014
	Electronic Arts, Inc. (a)	3,191	141,776
	Intuit, Inc. (a)	3,217	88,693
	Microsoft Corp.	80,268	2,208,173
	Novell, Inc. (a)	3,547	20,892
	Oracle Corp. (a)	39,755	834,855
	Symantec Corp. (a)	8,420	162,927

			3,981,489

	Specialty Retail — 1.2%
	Abercrombie & Fitch Co. Class A	871	54,594
	AutoNation, Inc. (a)	1,342	13,447
	AutoZone, Inc. (a)	430	52,034
	Bed Bath & Beyond, Inc. (a)	2,595	72,919
	Best Buy Co., Inc.	3,467	137,293
	GameStop Corp. Class A (a)	1,621	65,488
	The Gap, Inc.	4,499	74,998
	Home Depot, Inc.	17,008	398,327
	Limited Brands, Inc.	3,002	50,584
	Lowe’s Cos., Inc.	14,670	304,402
	Office Depot, Inc. (a)	2,737	29,943
	RadioShack Corp.	1,311	16,086
	The Sherwin-Williams Co.	991	45,517
	Staples, Inc.	7,037	167,129
	TJX Cos., Inc.	4,256	133,936
	Tiffany & Co.	1,263	51,467

			1,668,164

	Textiles, Apparel & Luxury Goods — 0.3%
	Coach, Inc. (a)	3,421	98,798
	Jones Apparel Group, Inc.	866	11,907
	Liz Claiborne, Inc.	950	13,443
	Nike, Inc. Class B	3,802	226,637
	Polo Ralph Lauren Corp.	578	36,287
	VF Corp.	877	62,425

			449,497

	Thrifts & Mortgage Finance — 0.4%
	Countrywide Financial Corp.	5,846	24,845
	Fannie Mae	10,667	208,113
	Freddie Mac	6,482	106,305
	Hudson City Bancorp, Inc.	5,203	86,786
	MGIC Investment Corp.	1,251	7,644
	Sovereign Bancorp, Inc.	4,802	35,343
	Washington Mutual, Inc.	10,612	52,317

			521,353

	Tobacco — 1.3%
	Altria Group, Inc.	20,990	431,554
	Lorillard, Inc. (a)	1,739	120,269
	Philip Morris International, Inc.	21,140	1,044,105
	Reynolds American, Inc.	1,717	80,132
	UST, Inc.	1,482	80,932

			1,756,992

	Trading Companies & Distributors — 0.0%
	W.W. Grainger, Inc.	652	53,334

Industry	Common Stocks	Shares Held	Value

Wireless Telecommunication Services — 0.3%
	American Tower Corp. Class A (a)	3,975	$167,944
	Sprint Nextel Corp.	28,573	271,444

			439,388

	Total Common Stocks (Cost — $106,935,834) — 82.4%		111,944,748

U.S. Government Obligations	Face Amount

U.S. Treasury Notes, 4.625%, 11/30/08	$27,428,000	27,728,007

Total U.S. Government Obligations (Cost — $27,529,909) — 20.4%		27,728,007

Short-Term Securities

Time Deposits — 4.2%
State Street Bank & Trust Co., 1%, 7/01/08	5,647,160	5,647,160

Total Short-Term Securities (Cost — $5,647,160) — 4.2%		5,647,160

Total Investments Before Options Written (Cost — $140,112,903*) — 107.0%		145,319,915

Options Written	Number of Contracts

Call Options Written
S&P 500 Index, expiring July 2008 at USD 1,330	921	(589,440)

Total Options Written (Premiums Received — $2,719,669) — (0.4%)		(589,440)

Total Investments, Net of Options Written (Cost — $137,393,234) — 106.6%		144,730,475
Liabilities in Excess of Other Assets — (6.6%)		(8,972,795)

Net Assets — 100.0%		$135,757,680

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	9

Schedule of Investments (concluded)

*         The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$150,603,485

Gross unrealized appreciation	$948,300
Gross unrealized depreciation	(6,231,870)

Net unrealized depreciation	$(5,283,570)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Dividend Income

Merrill Lynch & Co., Inc.	$62,472	—	—	$6,378

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

94	E-MINI S&P 500	September 2008	$ 6,228,262	$ (207,092)

•	Total Return Swaps outstanding as of June 30, 2008 were as follows:

Counterparty	Receive Total Return	Pay	Expiration	Notional Amount	Appreciation (Depreciation)

HSBC Bank USA NA	CBOE S&P 500 BuyWrite Index (BXMSM) — Total Return	12-month LIBOR rate with a negotiated spread	October 2008	$20,000,000	$ (1,647,085)

Deutsche Bank AG	CBOE S&P 500 BuyWrite Index (BXMSM) — Total Return	12-month LIBOR rate with a negotiated spread	October 2008	$94,580,000	(7,633,948)

Total					$ (9,281,033)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

Level 1	$145,319,915	$(796,532)
Level 2	—	(9,281,033)
Level 3	—	—

Total	$145,319,915	$(10,077,565)

†         Other financial instruments are swaps, futures and options.

See Notes to Financial Statements.

10	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Statement of Assets, Liabilities and Capital

As of June 30, 2008 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $139,521,114)		$145,006,779
Investments in affiliated securities, at value (identified cost — $591,789)		313,136
Cash collateral on financial futures contracts		273,600
Receivables:
Dividends	$149,323
Interest	107,602
Securities sold	20,558
Options written	5,931
Variation margin	180	283,594

Total assets		145,877,109

Liabilities

Options written, at value (premiums received — $2,719,669)		589,440
Unrealized depreciation on swaps		9,281,033
Payables:
Investment advisory fees	97,082
Securities purchased	77,495	174,577

Accrued expenses		74,379

Total liabilities		10,119,429

Net Assets

Net assets		$135,757,680

Capital

Common Stock, $.001 par value, 100,000,000 shares authorized		$9,131
Paid-in capital in excess of par		163,137,954
Accumulated distributions in excess of investment income — net	$(8,888,277)
Accumulated realized capital losses — net	(16,350,244)
Unrealized depreciation — net	(2,150,884)

Total accumulated losses — net		(27,389,405)

Total capital — Equivalent to $14.87 per share based on 9,130,964 shares of Common Stock outstanding (market price — $15.55)		$135,757,680

See Notes to Financial Statements.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	11

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Dividends (including $6,378 from affiliates)		$1,213,691
Interest		621,615

Total income		1,835,306

Expenses

Investment advisory fees	$586,190
Professional fees	38,496
Accounting services	32,522
Directors’ fees and expenses	31,085
Printing and shareholder reports	14,284
Transfer agent fees	14,097
Custodian fees	12,041
Repurchase offer	11,636
Listing fees	11,513
Other	12,190

Total expenses		764,054

Investment income — net		1,071,252

Realized & Unrealized Gain (Loss) — Net

Realized gain on:
Investments — net	17,515
Financial futures contracts — net	480,637
Options written — net	6,170,396	6,668,548

Change in unrealized appreciation/depreciation on:
Investments — net	(16,253,163)
Financial futures contracts and swaps — net	(9,948,022)
Options written — net	1,321,860	(24,879,325)

Total realized and unrealized loss — net		(18,210,777)

Net Decrease in Net Assets Resulting from Operations		$(17,139,525)

See Notes to Financial Statements.

12	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Operations

Investment income — net	$1,071,252	$2,658,185
Realized gain — net	6,668,548	6,402,030
Change in unrealized appreciation/depreciation — net	(24,879,325)	673,956

Net increase (decrease) in net assets resulting from operations	(17,139,525)	9,734,171

Dividends & Distributions to Shareholders

Investment income — net	(9,959,529)†	(4,593,708)
Realized gain — net	—	(8,859,304)
Tax return of capital	—	(6,492,084)

Net decrease in net assets resulting from dividends and distributions to shareholders	(9,959,529)	(19,945,096)

Common Stock Transactions

Net redemption of Common Stock resulting from a repurchase offer (including $7,112 of repurchase fees)	—	(1,898,998)
Value of shares issued to shareholders in reinvestment of dividends and distributions	1,151,690	1,433,234

Net increase (decrease) in net assets resulting from common stock transactions	1,151,690	(465,764)

Net Assets

Total decrease in net assets	(25,947,364)	(10,676,689)
Beginning of period	161,705,044	172,381,733

End of period*	$135,757,680	$161,705,044

* Accumulated distributions in excess of investment income — net	$(8,888,277)	—

†	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	13

Financial Highlights

The following per share data and ratios have been derived from information provided in the financial statements.	For the Six Months Ended June 30, 2008 (Unaudited)		For the Year Ended December 31,		For the Period September 30, 2005††† to December 31, 2005

			2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$17.86		$18.99	$18.37	$19.10

Investment income — net***	.12		.29	.25	.06
Realized and unrealized gain (loss) — net	(2.01)		.78 *	2.57 *	(.20)

Total from investment operations	(1.89)		1.07	2.82	(.14)

Less dividends and distributions from:
Investment income — net	(1.10	)‡	(.50)	(.05)	(.06)
Realized gain — net	—		(.98)	(2.15)	(.06)
Tax return of capital	—		(.72)	—	(.43)

Total dividends and distributions	(1.10)		(2.20)	(2.20)	(.55)

Offering costs resulting from the issuance of Common Stock	—		—	—	(.04)

Net asset value, end of period	$14.87		$17.86	$18.99	$18.37

Market price per share, end of period	$15.55		$17.15	$20.31	$16.83

Total Investment Return**

Based on net asset value per share	(10.58	%)†	6.34%	16.11%	(.73%)†

Based on market price per share	(2.62	%)†	(4.53%)	35.55%	(13.14%)†

Ratios to Average Net Assets

Expenses, net of reimbursement	1.01	%††	.98%	1.06%	1.36%††

Expenses	1.01	%††	1.00%	1.06%	1.36%††

Investment income — net	1.41	%††	1.54%	1.32%	1.32%††

Supplemental Data

Net assets, end of period (in thousands)	$135,758		$161,705	$172,382	$170,042

Portfolio turnover	1%		24%	26%	7%

*	Includes repurchase offer fees, which are less than $.01 per share.

**

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

†	Aggregate total investment return.

††	Annualized.

†††	Commencement of operations.

‡	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

14	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Enhanced S&P 500® Covered Call Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol BEO. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities that are held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the Investment Advisor using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Derivative financial instruments — The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract.

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. The Fund provides the purchaser with

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	15

Notes to Financial Statements (continued)

the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•

Swaps — The Fund will enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

(c) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

(e) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2008, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. A portion of the distributions paid by the Fund during the year ended December 31, 2007 was characterized as a tax return of capital.

(f) Securities lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

16	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Notes to Financial Statements (concluded)

(g) Recent accounting pronouncements — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of our knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

2. Investment Advisory and Management Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions.

In addition, IQ Advisors entered into a Subadvisory Agreement with Oppenheimer Capital, LLC (the “Subadviser”) pursuant to which the Subadviser provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund’s net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions. There is no increase in the aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for investment purposes, but excluding any net assets attributable to leveraging transactions for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. is a principal owner of BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors, ML & Co., and/or BlackRock or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended were $2,205,349 and $7,687,342, respectively.

Transactions in call options written for the six months ended June 30, 2008 were as follows:

	Number of Contracts	Premiums Received

Outstanding call options written, beginning of period	881	$2,605,609
Options written	5,679	18,010,219
Options closed	(2,872)	(9,186,373)
Options expired	(2,767)	(8,709,786)

Outstanding call options written, end of period	921	$2,719,669

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Subject to the approval of the Board of Directors, the Fund will make offers to repurchase its shares at annual (approximately 12-month) intervals. The shares tendered in the repurchase offer will be subject to a repurchase fee retained by the Fund to compensate the Fund for expenses directly related to the repurchase offer.

Shares issued and outstanding for the six months ended June 30, 2008 increased by 77,406 from dividend and distribution reinvestments. Shares issued and outstanding for the year ended December 31, 2007 increased by 76,816 from dividend and distribution reinvestments and decreased by 101,605 as a result of a repurchase offer.

With regard to repurchase fees, IQ Advisors will reimburse the Fund for the cost of expenses paid in excess of 2% of the value of the shares that are repurchased.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	17

Proxy Results

During the six-month period ended June 30, 2008, the shareholders of Enhanced S&P 500® Covered Call Fund Inc. voted on the following proposal, which was approved at the annual meeting of shareholders held on April 25, 2008. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	6,374,610	146,455
	Steven W. Kohlhagen	6,376,137	144,928
	William J. Rainer	6,378,087	142,978
	Laura S. Unger	6,376,534	144,531

Fundamental Periodic Repurchase Policy

The Board of Directors approved a fundamental policy whereby the Fund would adopt an “interval fund” structure pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As an interval fund, the Fund will make annual repurchase offers at net asset value (less repurchase fee not to exceed 2%) to all Fund shareholders. The percentage of outstanding shares that the Fund can repurchase in each offer will be established by the Fund’s Board of Directors shortly before the commencement of each offer, and will be between 5% and 25% of the Fund’s then outstanding shares.

The Fund has adopted the following fundamental policy regarding the periodic repurchases:

a) The Fund will make offers to repurchase its shares at annual (approximately once every 13 months) intervals pursuant to Rule 23c-3 under the Investment Company Act (“Offers”). The Board of Directors may place such conditions and limitations on an Offer as may be permitted under Rule 23c-3.

b) The repurchase request deadline, by which the Fund must receive repurchase requests submitted by shareholders in response to the most recent offer, will be determined by reference to the maturity date of the swap contracts that comprise the Fund’s leveraging transactions (as described in the Fund’s prospectus) for each annual period, and will be the fourteenth day prior to such maturity date; provided that in the event that such day is not a business day, the repurchase request deadline will be the business day subsequent to the fourteenth day prior to the maturity date of the swap contracts (the “Repurchase Request Deadline”).

c) The maximum number of days between a Repurchase Request Deadline and the next repurchase pricing date will be fourteen days; provided that if the fourteenth day after a Repurchase Request Deadline is not a business day, the repurchase pricing date shall be the next business day (the “Repurchase Pricing Date”).

d) Offers may be suspended or postponed under certain circumstances, as provided for in Rule 23c-3.

18	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement

The Board of Directors of each of S&P 500® GEAREDSM Fund Inc. (“S&P GEARED”), Defined Strategy Fund Inc. (“Defined Strategy”), S&P 500® Covered Call Fund Inc. (“Covered Call”), Dow 30SM Premium & Dividend Income Fund Inc. (“Dow 30”), Small Cap Premium & Dividend Income Fund Inc. (“Small Cap”), Enhanced S&P 500® Covered Call Fund Inc. (“Enhanced Covered Call”), Global Income & Currency Fund Inc. (“Global Income”), NASDAQ Premium Income & Growth Fund Inc. (“NASDAQ Premium”) and Dow 30SM Enhanced Premium & Income Fund Inc. (“Dow 30 Enhanced”) (each, a “Fund” and collectively, the “Funds”), currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a “Management Agreement” and together, the “Management Agreements”) with IQ Investment Advisors LLC (“IQ Advisors”).

At a Board meeting held on June 5, 2008, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund’s Directors. In considering whether to approve the continuance of the Management Agreement, the Directors reviewed materials from counsel to the Funds and from IQ Advisors including: (i) information concerning the services rendered to the Funds by IQ Advisors and its affiliates; (ii) information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; (iii) a memorandum outlining the legal duties of the Directors under the Investment Company Act; and (iv) information from Lipper, Inc. (“Lipper”) comparing each Fund’s fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. Each Management Agreement was considered separately by the relevant Fund’s Directors. The Directors were represented by independent legal counsel who assisted them in their deliberations. In voting to approve the continuation of each Fund’s Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates — The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors’ staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of the Fund’s subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund’s investments in accordance with each Fund’s stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund’s investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund’s day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund’s compliance history. Following their consideration of this information, and based on the presentations at the Meeting and the Directors’ experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Fund.

(b) Investment performance of each Fund and IQ Advisors — The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted the specialized nature of each Fund’s investment strategy and the inherent limitations in comparing a Fund’s investment performance to that of another investment company. The Directors reviewed each Fund’s investment performance and, where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective. In particular, the Directors noted that the Funds generally performed as expected and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund’s performance was satisfactory. Based on

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	19

Renewal of Current Investment Advisory and Management Agreement (continued)

these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds — The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund’s profitability to IQ Advisors and its affiliates. The Directors also reviewed a report detailing IQ Advisors’ profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliate, BlackRock, Inc. (“BlackRock”), from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser’s profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including BlackRock and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors’ affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund’s fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund’s contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund’s strategy in connection with only registered funds. In particular, the Directors noted that each Fund’s contractual advisory fee rate at a common asset level was equal to or lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds in the Lipper comparison. As a result, the Board of Directors of each Fund approved the continuation of the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

20	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement (continued)

Continuation of Current Investment Subadvisory Agreements

In considering whether to approve the continuance of the current Investment Subadvisory Agreement of each Fund (each, a “Subadvisory Agreement” and, collectively, the “Subadvisory Agreements”) for an additional annual period, the Directors received, reviewed and evaluated information concerning the services and personnel of: BlackRock Investment Management, LLC, as subadviser to each of S&P GEARED and Small Cap; Oppenheimer Capital LLC, as subadviser to each of Covered Call and Enhanced Covered Call; Nuveen HydePark Group, LLC (“Nuveen HydePark”), as subadviser to Dow 30, Dow 30 Enhanced, NASDAQ Premium and Defined Strategy, and Nuveen Asset Management (“NAM”), as subadviser to Global Income (each, a “Subadviser” and, collectively, the “Subadvisers”). Each Subadvisory Agreement was considered separately by the relevant Fund’s Directors. In voting to approve the continuation of each Fund’s Subadvisory Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by each Subadviser — The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser’s portfolio management team, the management of each Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review of each Subadviser and the report that concluded that each such Subadviser has thus far executed its respective Fund’s investment strategies in accordance with the Fund’s objectives and general expectations. Drawing on their collective industry experience, the Directors noted that they had discussed each Fund’s investment strategy with representatives from the respective Subadviser, including discussions regarding the premises underlying the Fund’s investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser’s portfolio management team. The Directors discussed the compliance program of each Subadviser and the report of the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussions in Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the respective Fund.

(b) Investment performance of each Fund and each Subadviser — The Directors received and considered information about each Fund’s investment performance in light of its stated investment objective and made the determinations discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund — The Directors considered the profitability to BlackRock of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on such information, the Directors concluded that BlackRock’s profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the other Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at “arm’s length” between IQ Advisors and each such Subadviser (including NAM and Nuveen HydePark, with which subadvisory arrangements were originally negotiated prior to the investment in their parent company by an affiliate of IQ Advisors). The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	21

Renewal of Current Investment Advisory and Management Agreement (concluded)

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser’s fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the subadvisory fee rate of each Fund was reasonable in relation to the services provided by the respective Subadviser. As a result, all of the Directors approved the continuation of the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

22	ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

ENHANCED S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	23

www.IQIAFunds.com

Enhanced S&P 500® Covered Call Fund Inc. seeks to provide leveraged returns on the CBOE S&P 500® BuyWrite IndexSM less fees and expenses.

This report, including the financial information herein, is transmitted to shareholders of Enhanced S&P 500® Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Enhanced S&P 500® Covered Call Fund Inc. P.O. Box 9011 Princeton, NJ 08543-9011

#IQBEO — 6/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

2

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500® Covered Call Fund Inc.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer of
Enhanced S&P 500® Covered Call Fund Inc.

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: August 21, 2008

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Enhanced S&P 500® Covered Call Fund Inc.

Date: August 21, 2008

3